EQUITY COMPENSATION PLAN - Fair Value of Stock Option Grants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in dollars per share)		$ 16.88	$ 17.72
Options to purchase common stock issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	3.81%	3.77%	2.63%
Expected volatility (as a percent)	84.31%	84.31%	85.26%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days
Weighted average fair value (in dollars per share)	$ 17.95